Summary of Operating Right-of-use Assets and Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Beginning balance	$ 39,809	$ 4,759
Additions, cost		57,919
Amortization	(6,920)	(11,999)
Foreign currency translation change	(15,504)	(10,870)
Net book value	$ 17,385	$ 39,809